CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member].	Share Premium [Member]	Translation Reserve [member]	Other Reserves [Member]	Retained Earnings (Accumulated Losses) [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 60	$ 169,220	$ (13,707)	$ 97,261	$ (314,779)	$ (61,945)
Comprehensive income:
Profit for the year	0	0	0	0	224,435	224,435
Other comprehensive profit (loss) for the year	0	0	2,121	483	0	2,604
Total Comprehensive (loss) profit for the year	0	0	2,121	483	224,435	227,039
Transactions with owners:
Share-based payment (Note 31)	1	1,840	0	0	9,197	11,038
Repurchase of shares (Note 25.1.3)	(3)	(36,262)	0	0	0	(36,265)
Cash distribution (Note 25.2)	0	0	0	(24,282)	0	(24,282)
Total	(2)	(34,422)	0	(24,282)	9,197	(49,509)
Ending Balance at Dec. 31, 2022	58	134,798	(11,586)	73,462	(81,147)	115,585
Comprehensive income:
Profit for the year	0	0	0	0	111,068	111,068
Other comprehensive profit (loss) for the year	0	0	1,624	1,369	0	2,993
Total Comprehensive (loss) profit for the year	0	0	1,624	1,369	111,068	114,061
Transactions with owners:
Share-based payment (Note 31)	1	7,718	0	0	(391)	7,328
Repurchase of shares (Note 25.1.3)	(4)	(31,235)	0	0	0	(31,239)
Cash distribution (Note 25.2)	0	0	0	(29,715)	0	(29,715)
Total	(3)	(23,517)	0	(29,715)	(391)	(53,626)
Ending Balance at Dec. 31, 2023	55	111,281	(9,962)	45,116	29,530	176,020
Comprehensive income:
Profit for the year	0	0	0	0	96,379	96,379
Other comprehensive profit (loss) for the year	0	0	(1,628)	(28)	0	(1,656)
Total Comprehensive (loss) profit for the year	0	0	(1,628)	(28)	96,379	94,723
Transactions with owners:
Share-based payment (Note 31)	0	6,156	0	0	118	6,274
Repurchase of shares (Note 25.1.3)	(4)	(43,687)	0	0	0	(43,691)
Cash distribution (Note 25.2)	0	0	0	(30,035)	0	(30,035)
Total	(4)	(37,531)	0	(30,035)	118	(67,452)
Ending Balance at Dec. 31, 2024	$ 51	$ 73,750	$ (11,590)	$ 15,053	$ 126,027	$ 203,291